Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Transactions with Related Parties
Total deposits with related parties	$ 13,914,079	$ 17,015,285
Amount paid to CFSG	$ 62,436	$ 53,231